Financial instruments and risk management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total assets	R$ 2,995,572	R$ 3,105,186
Financial assets at fair value through profit or loss	2,995,572	3,105,186
Derivative financial instruments	304,959	276,951
Other derivatives	502,453	624,671
Marketable securities	1,971,439	2,203,564
Other financial assets	216,721
Total liabilities	239,714	393,372
Financial liabilities at fair value through profit or loss	239,714	393,372
Derivative financial instruments	239,714	393,372
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	2,025,202	2,203,564
Financial assets at fair value through profit or loss	2,025,202	2,203,564
Derivative financial instruments
Other derivatives
Marketable securities	1,971,439	2,203,564
Other financial assets	53,763
Total liabilities
Financial liabilities at fair value through profit or loss
Derivative financial instruments
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	970,370	901,622
Financial assets at fair value through profit or loss	970,370	901,622
Derivative financial instruments	304,959	276,951
Other derivatives	502,453	624,671
Marketable securities
Other financial assets	162,958
Total liabilities	239,714	393,372
Financial liabilities at fair value through profit or loss	239,714	393,372
Derivative financial instruments	R$ 239,714	R$ 393,372